Proposed Merger Agreement (Details) - Private Placement [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Merger Agreement [Line Item]
Sale of stock units | shares	11,012,387
Purchase price | $ / shares	$ 3